Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions, shares in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2026	Jun. 30, 2024	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Capital redemption reserve				£ 3,330.0	£ 3,218.0	£ 2,507.0
Value of own shares held				717.0	868.0	503.0
Issuance fees				2.8	2.4
Tax credit on share issue related cost				0.7	0.7
Consideration for shares repurchased				£ 579.0	£ 2,716.0	£ 2,416.0
On-market share buyback programme
Number of shares repurchased and cancelled			2.3	105.5	173.3	460.3
Shares repurchased, number of shares settled during the period			4.9
Consideration for shares repurchased				£ 586.3	£ 450.9	£ 1,151.7
Settlement and cancellation of own shares | On-market share buyback programme
Number of shares repurchased and cancelled	1.4
Shares repurchased, number of shares settled during the period	9.0
HM Treasury
Value of own shares held		£ 540.2
Consideration for shares repurchased		£ 1,200.0
Number of shares repurchased		392.4		0.0
Purchase price per share		£ 3.162
Number of treasury stock, shares cancelled		222.4
Value of treasury shares cancelled		£ 706.9
Own shares held		170.0